Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,855,948,000	$ 2,880,751,000
Trading assets	248,842,000	231,990,000
Derivatives	196,882,000	307,726,000
Other financial assets	14,765,000	12,399,000
Total assets	2,957,939,000	2,984,164,000	$ 2,715,152,000
Liabilities under insurance contracts	109,077,000	103,743,000
Deferred tax	4,673,000	4,313,000
Other liabilities	22,430,000	22,721,000
Total liabilities	2,751,162,000	2,779,169,000
Total equity	206,777,000	204,995,000	$ 192,668,000	$ 194,249,000
Total liabilities and equity	2,957,939,000	2,984,164,000
With DPF
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	26,757,000	28,278,000
Unit-linked
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	6,483,000	6,435,000
Other contracts
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	75,837,000	69,030,000
Insurance manufacturing subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	127,657,000	121,127,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	44,682,000	39,553,000
Derivatives	147,000	281,000
– financial investments at amortised cost	61,593,000	58,426,000
– financial investments at fair value through other comprehensive income	13,268,000	14,921,000
Other financial assets	7,967,000	7,946,000
Reinsurance assets	3,921,000	3,770,000
PVIF	9,453,000	9,435,000
Other assets and investment properties	3,585,000	3,577,000
Total assets	144,616,000	137,909,000
Liabilities under investment contracts designated at fair value	5,938,000	6,385,000
Liabilities under insurance contracts	112,807,000	107,261,000
Deferred tax	1,630,000	1,575,000
Other liabilities	7,269,000	7,244,000
Total liabilities	127,644,000	122,465,000
Total equity	16,972,000	15,444,000
Total liabilities and equity	144,616,000	137,909,000
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | With DPF
Disclosure of types of insurance contracts [line items]
Financial assets	88,969,000	84,478,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,669,000	26,002,000
Derivatives	129,000	262,000
– financial investments at amortised cost	42,001,000	39,891,000
– financial investments at fair value through other comprehensive income	10,858,000	12,531,000
Other financial assets	5,312,000	5,792,000
Reinsurance assets	2,180,000	2,256,000
PVIF	0	0
Other assets and investment properties	2,558,000	2,628,000
Total assets	93,707,000	89,362,000
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	89,492,000	84,931,000
Deferred tax	179,000	145,000
Other liabilities	0	0
Total liabilities	89,671,000	85,076,000
Total equity	0	0
Total liabilities and equity	89,671,000	85,076,000
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Unit-linked
Disclosure of types of insurance contracts [line items]
Financial assets	8,881,000	8,802,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	8,605,000	8,558,000
Derivatives	1,000	3,000
– financial investments at amortised cost	61,000	30,000
– financial investments at fair value through other comprehensive income	0	0
Other financial assets	214,000	211,000
Reinsurance assets	72,000	65,000
PVIF	0	0
Other assets and investment properties	1,000	1,000
Total assets	8,954,000	8,868,000
Liabilities under investment contracts designated at fair value	2,297,000	2,285,000
Liabilities under insurance contracts	6,558,000	6,503,000
Deferred tax	9,000	5,000
Other liabilities	0	0
Total liabilities	8,864,000	8,793,000
Total equity	0	0
Total liabilities and equity	8,864,000	8,793,000
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of types of insurance contracts [line items]
Financial assets	19,856,000	18,932,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,581,000	3,508,000
Derivatives	15,000	13,000
– financial investments at amortised cost	14,622,000	13,984,000
– financial investments at fair value through other comprehensive income	459,000	459,000
Other financial assets	1,179,000	968,000
Reinsurance assets	1,666,000	1,447,000
PVIF	0	0
Other assets and investment properties	206,000	227,000
Total assets	21,728,000	20,606,000
Liabilities under investment contracts designated at fair value	3,641,000	4,100,000
Liabilities under insurance contracts	16,757,000	15,827,000
Deferred tax	24,000	25,000
Other liabilities	0	0
Total liabilities	20,422,000	19,952,000
Total equity	0	0
Total liabilities and equity	20,422,000	19,952,000
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of types of insurance contracts [line items]
Financial assets	9,951,000	8,915,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,827,000	1,485,000
Derivatives	2,000	3,000
– financial investments at amortised cost	4,909,000	4,521,000
– financial investments at fair value through other comprehensive income	1,951,000	1,931,000
Other financial assets	1,262,000	975,000
Reinsurance assets	3,000	2,000
PVIF	9,453,000	9,435,000
Other assets and investment properties	820,000	721,000
Total assets	20,227,000	19,073,000
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax	1,418,000	1,400,000
Other liabilities	7,269,000	7,244,000
Total liabilities	8,687,000	8,644,000
Total equity	16,972,000	15,444,000
Total liabilities and equity	$ 25,659,000	$ 24,088,000